Issuance of equity shares (Details) - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Issuance of Equity Shares [Abstract]
Issued capital	SFr 3,250,232	SFr 3,229,000
Number of shares issued and fully paid (in shares)	32,502,323